PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2014
PROPERTY, PLANT AND EQUIPMENT [Abstract]
Schedule of Property, Plant and Equipment
	December 31,
	2014	2013
Cost:

Factory building	$1,989	$1,989
Other buildings	1,366	1,371
Machinery and equipment (*)	9,530	9,095
Office furniture and equipment	435	411
Leasehold improvements	231	209

	13,551	13,075
Accumulated depreciation:

Factory building	1,898	1,821
Other buildings	726	674
Machinery and equipment (*)	7,693	7,173
Office furniture and equipment	332	311
Leasehold improvements	112	110

	10,761	10,089

Depreciated cost	$2,790	$2,986